1. The Company	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company

1.	The Company

Background

Xenetic Biosciences, Inc. (“Xenetic” or the “Company”) incorporated in the state of Nevada and based in Framingham, Massachusetts, is a biopharmaceutical company focused on the discovery, research and development of next-generation biologic drugs and novel oncology therapeutics. Xenetic’s most advanced investigational drug candidate is oncology therapeutic XBIO-101 (sodium cridanimod) for the treatment of progestin – resistant endometrial cancer. Xenetic’s lead proprietary technology is PolyXen™, an enabling platform technology which can be applied to protein or peptide therapeutics. It employs the natural polymer polysialic acid (“PSA”) to prolong a drug's circulating half-life and potentially improve other pharmacological properties. Xenetic incorporates its patented and proprietary technologies into a number of drug candidates currently under development with biotechnology and pharmaceutical industry collaborators to create what the Company believes will be the next-generation biologic drugs with improved pharmacological properties over existing therapeutics.

On March 1, 2019, the Company entered into an agreement to acquire the novel Chimeric Antigen Receptor (“CAR”) T cell platform technology, referred to herein as “XCART” (the “Transaction”) a proximity-based screening platform capable of identifying CAR constructs that can target patient-specific tumor neoantigens, with a demonstrated proof of mechanism in B-cell Non-Hodgkin lymphomas. The XCART technology, developed by the Scripps Research Institute (the “Institute”) in collaboration with the Shemyakin-Ovchinnikov Institute of Bioorganic Chemistry (“IBCH”), is believed to have the potential to significantly enhance the safety and efficacy of cell therapy for B-cell lymphomas by generating patient- and tumor-specific CAR T cells. The closing of the Transaction is subject to customary closing conditions as well as conditions regarding (i) the Company having adequate financing to fund its future working capital obligations following the closing and (ii) the Company obtaining necessary and appropriate stockholder approvals, evidencing among other matters, approval of the Share Purchase Agreement and the transactions contemplated thereunder, including the issuance of the transaction shares. Subject to the satisfaction of the closing conditions, the Transaction is expected to close in the first half of 2019.

As used in this Quarterly Report on Form 10-Q (“Quarterly Report”), unless otherwise indicated, all references herein to “Xenetic,” the “Company,” “we” or “us” refer to Xenetic Biosciences, Inc. and its wholly owned subsidiaries.

The Company, directly or indirectly, through its wholly-owned subsidiary, Xenetic Biosciences (U.K.) Limited (“Xenetic UK”), and the wholly-owned subsidiaries of Xenetic UK, Lipoxen Technologies Limited (“Lipoxen”), Xenetic Bioscience, Incorporated and SymbioTec, GmbH (“SymbioTec”), owns various U.S. federal trademark registrations and applications, and unregistered trademarks and service marks, including but not limited to Virexxa®, OncoHist™, PolyXen™, ErepoXen™, ImuXen™, and PulmoXen™, which are used throughout this Quarterly Report. All other company and product names may be trademarks of the respective companies with which they are associated.

Going Concern and Management’s Plan

The Company incurred a net loss of approximately $1.3 million for the three months ended March 31, 2019. The Company had an accumulated deficit of approximately $154.6 million as of March 31, 2019 as compared to an accumulated deficit of approximately $153.2 million at December 31, 2018. Working capital (deficit) was approximately $1.2 million and $(0.4) million at March 31, 2019 and December 31, 2018, respectively. The Company expects to continue incurring losses for the foreseeable future and will need to raise additional capital or pursue other strategic alternatives in the very near term in order to continue the pursuit of its business plan and continue as a going concern.

The Company believes that it has access to capital resources through possible public or private equity offerings, debt financings, corporate collaborations, related party funding, or other means. On March 7, 2019, the Company closed a $3.1 million in a registered direct common stock offering resulting in $2.7 million of net proceeds to the Company. However, the Company has not secured any commitment for additional financing at this time. The terms, timing and extent of any future financing will depend upon several factors, including the achievement of progress in the Company’s clinical development programs, the Company’s ability to identify and enter into licensing or other strategic arrangements, and factors related to financial, economic and market conditions, many of which are beyond the Company’s control.

While these condensed consolidated financial statements have been prepared on a going concern basis, if the Company does not successfully raise additional working capital, there can be no assurance that the Company will be able to continue its operations and these conditions raise substantial doubt about its ability to continue as a going concern. Under such circumstances, the Company would have to further reduce the planned scale of, or possibly suspend, some or all of its pre-clinical development initiatives and clinical trials. In addition, the Company would have to continue to reduce its general and administrative and other operating expenses and delay or cease the purchase of clinical research services if and until the Company is able to obtain additional financing. The accompanying condensed consolidated financial statements do not include any adjustments related to the recoverability or classification of asset carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

1.	The Company

Background

Xenetic Biosciences, Inc. (“Xenetic” or the “Company”), incorporated in the state of Nevada and based in Framingham, Massachusetts, is a biopharmaceutical company focused on the discovery, research and development of next generation biological drugs and novel oncology therapeutics. The Company’s 170+ patent portfolio covers next generation biologic drugs and novel oncology drug therapeutics and provides protection for its current drug candidates and positions it well for strategic partnership and commercialization opportunities. The Company’s objective is to leverage its portfolio to maximize opportunities to out-license assets from its portfolio in order to generate working capital to both build long-term stockholder value and provide the Company with the funding necessary for clinical development of its oncology drug candidates through market launch.

Xenetic incorporates its patented and proprietary technologies into a number of drug candidates under development with biotechnology and pharmaceutical industry collaborators to create what the Company believes will be the next-generation biologic drugs with improved pharmacological properties over existing therapeutics. While the Company primarily focuses on researching and developing oncology drugs, it also has significant interests in drugs being developed by its collaborators to treat other conditions.

Xenetic’s most advanced investigational drug candidate is oncology therapeutic XBIO-101 (sodium cridanimod) for the treatment of progestin resistant endometrial cancer. The Company has exclusive rights to develop and commercialize XBIO-101 worldwide, except for specified countries in the Commonwealth of Independent States (“CIS”). XBIO-101 has been granted orphan drug designation by the United States (“U.S.”) Food and Drug Administration (“FDA”) for the potential treatment of progesterone receptor negative (“PrR-”) endometrial cancer in conjunction with progesterone therapy. The Company’s Phase II trial for XBIO-101 commenced patient dosing in October 2017. The Company closed patient enrollment in the trial in March 2019 as a result of slower than expected progress on the trial resulting from patient enrollment and retention challenges.

Xenetic’s lead proprietary technology is PolyXen™, an enabling platform technology which can be applied to protein or peptide therapeutics. It employs the natural polymer polysialic acid (“PSA”) to prolong a drug's circulating half-life and potentially improve other pharmacological properties. PolyXen has been demonstrated in human clinical trials to confer prolonged half-life on biotherapeutics such as recombinant human erythropoietin and recombinant Factor VIII (“rFVIII”). The Company believes this technology may be applied to a variety of drug candidates to enhance the properties of the therapeutic, potentially providing advantages over competing products.

On March 1, 2019, the Company entered into an agreement to acquire the novel CAR T (“Chimeric Antigen Receptor T Cell”) platform technology, referred to herein as “XCART,” (the “Transaction”) a proximity-based screening platform capable of identifying CAR constructs that can target patient-specific tumor neoantigens, with a demonstrated proof of mechanism in B-cell Non-Hodgkin lymphomas. The XCART technology, developed by The Scripps Research Institute (the “Institute”) in collaboration with the Shemyakin-Ovchinnikov Institute of Bioorganic Chemistry (“IBCH”), is believed to have the potential to significantly enhance the safety and efficacy of cell therapy for B-cell lymphomas by generating patient- and tumor-specific CAR T cells.

The XCART technology platform was designed by its originators to utilize an established screening technique to identify peptide ligands that bind specifically to the unique B-cell receptor (“BCR”) on the surface of an individual patient’s malignant tumor cells. The peptide is then inserted into the antigen-binding domain of a CAR, and a subsequent transduction/transfection process is used to engineer the patient’s T cells into a CAR T format which redirects the patient’s T cells to attack the tumor. Essentially, the XCART screening platform is the inverse of a typical CAR T screening protocol wherein libraries of highly specific antibody domains are screened against a given target. In the case of XCART screening, the target is itself an antibody domain, and hence highly specific by its nature. The XCART technology creates the possibility of personalized treatment of lymphomas utilizing a CAR with an antigen-binding domain that should only recognize, and only be recognized by, the unique BCR of a particular patient’s B-cell lymphoma. An expected result for XCART is limited off-tumor toxicities, such as B-cell aplasia. Xenetic’s clinical development program will seek to confirm the early preclinical results, and to demonstrate a more attractive safety profile than existing therapies.

The closing of the Transaction is subject to customary closing conditions as well as conditions regarding (i) the Company having adequate financing to fund its future working capital obligations following the closing and (ii) the Company obtaining necessary and appropriate stockholder approvals, evidencing among other matters, approval of the Share Purchase Agreement and the transactions contemplated thereunder, including the issuance of shares of the Company’s common stock. Subject to the satisfaction of the closing conditions, the Transaction is expected to close in the first half of 2019. See Note 14 “Subsequent Events”.

Xenetic’s drug candidates have resulted from its research activities or those of its collaborators and are in the development stage. As a result, the Company continues to commit a significant amount of its resources to its research and development activities and anticipates continuing to do so for the near future. To date, none of the Company’s drug candidates have received regulatory marketing authorization in the U.S. by the FDA nor in any other territories by any applicable agencies. Although the Company holds a broad patent portfolio, the focus of its internal development efforts was limited in 2018 to research and development of its primary product candidate XBIO-101 due to capital constraints. The Company intends to pursue development efforts of the XCART technology once the acquisition is consummated and pursue other developments efforts around CAR T technology. The Company also plans to research potential utilities for XBIO-101 alone or in combination, in immuno-oncology approaches and will continue to look for potential partner and out-licensing opportunities for its platform technologies subject to adequate funding.

The Company, directly or indirectly, through its wholly-owned subsidiary, Xenetic UK, and the wholly-owned subsidiaries of Xenetic Biosciences (U.K.) Limited (“Xenetic UK”), Lipoxen Technologies Limited (“Lipoxen”), Xenetic Bioscience, Incorporated and SymbioTec, GmbH (“SymbioTec”), owns various U.S. federal trademark registrations and applications, and unregistered trademarks and service marks, including but not limited to Virexxa®, OncoHist™, PolyXen™, ErepoXen™, ImuXen™, and PulmoXen™, which may be used throughout this Annual Report. All other company and product names may be trademarks of the respective companies with which they are associated.

Going Concern and Management’s Plan

The Company incurred a net loss of approximately $7.3 million for the year ended December 31, 2018. The Company had an accumulated deficit of approximately $153.2 million as of December 31, 2018 as compared to an accumulated deficit of approximately $145.9 million as of December 31, 2017. Working capital (deficit) was approximately $(0.4) million at December 31, 2018 and approximately $3.9 million at December 31, 2017. The Company expects to continue incurring losses for the foreseeable future and will need to raise additional capital or pursue other strategic alternatives in the very near term in order to continue pursuit of its business plan and continue as a going concern.

The Company believes that it has access to capital resources through possible public or private equity offerings, debt financings, corporate collaborations, related party funding or other means. On March 5, 2019, the Company raised $3.1 million in a registered direct common stock offering resulting in $2.7 million of net proceeds to the Company. However, it has not secured any commitment for additional financing at this time. The terms, timing and extent of any future financing will depend upon several factors, including the achievement of progress in its clinical development programs, its ability to identify and enter into licensing or other strategic arrangements, and factors related to financial, economic and market conditions, many of which are beyond its control.

While these consolidated financial statements have been prepared on a going concern basis, if the Company does not successfully raise additional working capital, there can be no assurance that the Company will be able to continue its operations and these conditions raise substantial doubt about its ability to continue as a going concern. Under such circumstances, the Company would have to further reduce the planned scale of, or possibly suspend, some or all of its preclinical development initiatives and clinical trials. In addition, the Company would have to continue to reduce its general and administrative and other operating expenses and delay or cease the purchase of clinical research services if and until the Company is able to obtain additional financing. The accompanying consolidated financial statements do not include any adjustments related to the recoverability or classification of asset carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.